Non-Current Assets - Right-of-Use Assets (Details) - Schedule of Non-Current Assets of Right-of-Use Assets	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Non-Current Assets of Right-of-Use Assets [Line Items]
Right-of-use assets	$ 672,954	$ 460,300	$ 426,817
Land and buildings - right-of-use [Member]
Schedule of Non-Current Assets of Right-of-Use Assets [Line Items]
Right-of-use assets	556,107	380,377	254,409
Motor vehicles - right-of-use [Member]
Schedule of Non-Current Assets of Right-of-Use Assets [Line Items]
Right-of-use assets	$ 116,847	$ 79,923	$ 172,408